FINANCIAL INSTRUMENTS (Details 3) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Liabilities
Assets transferred between Level 1, Level 2 and Level 3	$ 0	$ 0	$ 0
Liabilities transferred between Level 1, Level 2 and Level 3	0	0	0
Recurring | Level 2
Assets
Interest rate derivatives	4,703	7,407	6,121
Foreign exchange contracts		136	68
Total assets	4,703	7,543	6,189
Liabilities
Interest rate derivatives	4,558	6,939	6,883
Total liabilities	$ 4,563	6,939	6,883
Recurring | Level 3
Assets
Retained interests			2,853
Total assets			2,853
Recurring | Estimated Fair Value
Assets
Interest rate derivatives		7,407	6,121
Foreign exchange contracts		136	68
Retained interests			2,853
Total assets		7,543	9,042
Liabilities
Interest rate derivatives		6,939	6,883
Total liabilities		$ 6,939	$ 6,883